Note 11 - Senior Secured Convertible Debenture	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
12
— Senior Secured Convertible Debenture

On
June 19, 2015,
the Company and Hillair Capital Investment L.P. (“Hillair”) entered into a Securities Purchase Agreement, dated
June 19, 2015 (
the “Purchase Agreement”) pursuant to which the Company issued to Hillair the following (i)
$2,240,000
8%
Original Issue Discount Senior Secured Convertible Debenture (the “Original Debenture”) which was convertible into shares of the Company’s common stock at a price per share of
$.205,
(ii) Series A Common Stock purchase warrants (the “Series A Warrants”) to purchase up to
10,926,829
shares of common stock with an exercise price of
$.30
and (iii) Series B Common Stock purchase warrants (the “Series B Warrants”) to purchase up to
10,926,829
shares of common stock with an exercise price of
$.30
(collectively, the terms of which are referred to herein as the “Original Financing”).

In
July 28, 2016,
the Company and Hillair entered into an Exchange Agreement (
“2016
Exchange Agreement”) to amend and refinance the terms of the
$2.24
million
8%
Original Issue Discount Senior Secured Convertible Debenture originally issued in
June, 2015.
Immediately prior to the
2016
Exchange Agreement, the Company owed cash payments to Hillair of
$560,000
on
October 1, 2016
and
$1,120,000
on
January 1, 2017
under the Original Debenture.  Pursuant to the
2016
Exchange Agreement, the following material terms of the Original Financing were amended, altered and/or ratified: (i) the Original Debenture was exchanged in its entirety for the issuance of a new
8%
Original Issue Discount Senior Secured Convertible Debenture with an original principal amount of
$2,394,000
and an increased conversion price of
$0.25
(the
“2016
Debenture”), (ii) the issuance of
420
shares of a new Series A Convertible Preferred Stock as further described by the Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock which may
be exercised for up to
1,680,000
shares of Company’s common stock, (iii) the extension of the maturity date of the Series A Warrant from
June 22, 2020
until
July 28, 2021, (
iv) the cancellation of the Series B Warrants in their entirety, (v) the ratification of the Security Agreement executed by the Company with respect to all of its assets (as required by the initial Purchase Agreement and Original Debenture) as continued collateral for the New Debenture as well as the ratification of the Subsidiary Guarantee and Pledge and Security Agreement as such agreements are referenced in the Purchase Agreement and Exchange Agreement, and (vi) the creation of a new right for the Holder, subject to the written consent of the Company, for a
$2,100,000
cash investment in the Company with identical terms to the new financing.

In
June 2017,
the Company and Hillair entered into an amendment agreement (the
“2017
Amended Agreement”) to amend and refinance the terms of the
2016
Debenture. Pursuant to the
2017
Amended Agreement, the Company prepaid to Hillair a portion of the outstanding principal on the
2016
Debenture in the amount of
$234,000
and all of the accrued interest on the
2016
Debenture through
June 30, 2017
in the amount of
$191,520.
Following such payments, the remaining principal amount of the Holder’s amended
2016
Debenture was
$2,160,000
(the “Amended
2016
Debenture”). In addition, the Company and Hillair agreed to reduce the conversion price of the
2016
Debenture from
$0.25
to
$0.20.
The Amended
2016
Debenture was due on
July 31, 2018,
and the Company shall pay interest to the Holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of
8%
per annum, payable on each
December 31,
March 31,
July 31,
and
October 31,
thereafter, beginning on
December 31, 2017.
In
June 2017,
the Company and Holder also entered into an exchange agreement (the
“2017
Exchange Agreement”) to exchange the existing
10,926,829
shares of Series A Common Stock purchase warrants for
1,500
shares of Series A-
1
Convertible Preferred Stock.

On
September 7, 2017,
Hillair assigned all of its rights under and relating to the Senior Debenture to HSPL Holdings, LLC (“HSPL”), including the Series A-
1
Convertible Preferred Stock.

On
January 22, 2018,
HSPL elected to convert all of the
1,500
shares of Series A-
1
Stock into
6,000,000
shares of the Company’s common stock. The
6,000,000
shares of common stock converted under the Series A-
1
Preferred Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
February 23, 2018,
the Company entered into a Series B Exchange Agreement (the “Series B Exchange Agreement”) with HSPL to amend the terms of the
2017
Amended Agreement. On
February 23, 2018,
the Company paid to HSPL
$1,200,000
in cash for a net reduction of the principal amount of the Amended
2016
Debenture of
$1,142,857
after giving effect to a
5%
prepayment penalty which resulted in a remaining principal balance of
$1,017,143
plus all accrued but unpaid interest under the
2016
Debenture (the “Remaining
2016
Debenture Balance”). Pursuant to the Series B Exchange Agreement, the Remaining
2016
Debenture Balance and the Series A Preferred Stock were exchanged in their entirety (and thus cancelled) for issuance of
1,854
shares of Series B Convertible Preferred Stock (the “Series B Preferred Stock”) as further described by the Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock which may
be initially exercised for up to
15,450,000
shares of Company’s common stock, subject to adjustment. As a result of the Series B Exchange Agreement, the Company eliminated all of its outstanding debt. Each share of the Series B Preferred Stock has a conversion price of
$0.12
and a stated value of
$1,000.
Subject to certain exceptions, in the event the Company issues shares of its common stock at a price below
$0.082,
the conversion price of the Series B Preferred Stock will be reduced to the price of such issuance. HSPL and any subsequent holders of the Series B Preferred Stock are prohibited from converting the Series B Preferred Stock into more than
9.99%
of the Company’s then outstanding number of shares of common stock after giving effect to such conversion.  The shares of Series B Preferred Stock were issued in reliance upon an exemption from registration provided by Section
4
(a)(
2
) of the Securities Act. The shares of common stock underlying the Series B Preferred Stock are subject to being issued without restrictive legend pursuant to Section
3
(a)(
9
) of the Securities Act, subject to various conditions and limitations.

On
May 2, 2018,
HSPL elected to convert
500
shares of its
1,854
shares of Series B Preferred Stock into
4,166,667
shares of the Company’s common stock. The
4,166,667
shares of common stock converted under the Series B Preferred Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
September 7, 2018,
the Company repurchased
1,354
shares of the Company’s Series B Preferred Stock from HSPL for a per share purchase price of
$270.83,
or an aggregate purchase price of
$366,707.
The repurchased shares represented all of the outstanding shares of the Series B Preferred Stock and, following the transaction, the Company has no
Preferred Stock outstanding in any class. Pursuant to the terms of the Series B Preferred Stock, the repurchased shares were convertible into
11,283,333
shares of the Company’s common stock.   The repurchase purchase price represents a per share common stock purchase price of
$0.0325,
if conversion had occurred.

During the
six
months ended
June 30, 2018,
amortization of the debt discount related to the Senior Secured Convertible Debentures was
$187,876
and amortization of the original issue discount related to the Senior Secured Convertible Debentures was
$51,230.

Note
11
— Senior Secured Convertible Debenture

On
June 19, 2015,
the Company and Hillair Capital Investment L.P. (“Hillair”) entered into a Securities Purchase Agreement, dated
June 19, 2015 (
the “Purchase Agreement”) pursuant to which the Company issued to Hillair the following (i)
$2,240,000
8%
Original Issue Discount Senior Secured Convertible Debenture (the “Original Debenture”) which was convertible into shares of the Company’s common stock at a price per share of
$.205,
(ii) Series A Common Stock purchase warrants (the “Series A Warrants”) to purchase up to
10,926,829
shares of common stock with an exercise price of
$.30
and (iii) Series B Common Stock purchase warrants (the “Series B Warrants”) to purchase up to
10,926,829
shares of common stock with an exercise price of
$.30
(collectively, the terms of which are referred to herein as the “Original Financing”).

In
July 28, 2016,
the Company and Hillair entered into an Exchange Agreement (
“2016
Exchange Agreement”) to amend and refinance the terms of the
$2.24
million
8%
Original Issue Discount Senior Secured Convertible Debenture originally issued in
June, 2015.
Immediately prior to the
2016
Exchange Agreement, the Company owed cash payments to Hillair of
$560,000
on
October 1, 2016
and
$1,120,000
on
January 1, 2017
under the Original Debenture.  Pursuant to the
2016
Exchange Agreement, the following material terms of the Original Financing were amended, altered and/or ratified: (i) the Original Debenture was exchanged in its entirety for the issuance of a new
8%
Original Issue Discount Senior Secured Convertible Debenture with an original principal amount of
$2,394,000
and an increased conversion price of
$0.25
(the
“2016
Debenture”), (ii) the issuance of
420
shares of a new Series A Convertible Preferred Stock as further described by the Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock which may
be exercised for up to
1,680,000
shares of Company’s common stock, (iii) the extension of the maturity date of the Series A Warrant from
June 22, 2020
until
July 28, 2021, (
iv) the cancellation of the Series B Warrants in their entirety, (v) the ratification of the Security Agreement executed by the Company with respect to all of its assets (as required by the initial Purchase Agreement and Original Debenture) as continued collateral for the New Debenture as well as the ratification of the Subsidiary Guarantee and Pledge and Security Agreement as such agreements are referenced in the Purchase Agreement and Exchange Agreement, and (vi) the creation of a new right for the Holder, subject to the written consent of the Company, for a
$2,100,000
cash investment in the Company with identical terms to the new financing.

In
June 2017,
the Company and Hillair entered into an amendment agreement (the
“2017
Amended Agreement”) to amend and refinance the terms of the
2016
Debenture. Pursuant to the
2017
Amended Agreement, the Company prepaid to Hillair a portion of the outstanding principal on the
2016
Debenture in the amount of
$234,000
and all of the accrued interest on the
2016
Debenture through
June 30, 2017
in the amount of
$191,520.
Following such payments, the remaining principal amount of the Holder’s amended
2016
Debenture was
$2,160,000
(the “Amended
2016
Debenture”). In addition, the Company and Hillair agreed to reduce the conversion price of the
2016
Debenture from
$0.25
to
$0.20.
The Amended
2016
Debenture was due on
July 31, 2018,
and the Company shall pay interest to the Holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of
8%
per annum, payable on each
December 31,
March 31,
July 31,
and
October 31,
thereafter, beginning on
December 31, 2017.
In
June 2017,
the Company and Holder also entered into an exchange agreement (the
“2017
Exchange Agreement”) to exchange the existing
10,926,829
shares of Series A Common Stock purchase warrants for
1,500
shares of Series A-
1
Convertible Preferred Stock.

On
September 7, 2017,
Hillair assigned all of its rights under and relating to the Senior Debenture to HSPL Holdings, LLC (“HSPL”), including the Series A-
1
Convertible Preferred Stock.

On
January 22, 2018,
HSPL elected to convert all of the
1,500
shares of Series A-
1
Stock into
6,000,000
shares of the Company’s common stock. The
6,000,000
shares of common stock converted under the Series A-
1
Preferred Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
February 23, 2018,
the Company entered into a Series B Exchange Agreement (the “Series B Exchange Agreement”) with HSPL to amend the terms of the
2017
Amended Agreement. On
February 23, 2018,
the Company paid to HSPL
$1,200,000
in cash for a net reduction of the principal amount of the Amended
2016
Debenture of
$1,142,857
after giving effect to a
5%
prepayment penalty which resulted in a remaining principal balance of
$1,017,143
plus all accrued but unpaid interest under the
2016
Debenture (the “Remaining
2016
Debenture Balance”). Pursuant to the Series B Exchange Agreement, the Remaining
2016
Debenture Balance and the Series A Preferred Stock were exchanged in their entirety (and thus cancelled) for issuance of
1,854
shares of Series B Convertible Preferred Stock (the “Series B Preferred Stock”) as further described by the Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock which may
be initially exercised for up to
15,450,000
shares of Company’s common stock, subject to adjustment. As a result of the Series B Exchange Agreement, the Company eliminated all of its outstanding debt. Each share of the Series B Preferred Stock has a conversion price of
$0.12
and a stated value of
$1,000.
Subject to certain exceptions, in the event the Company issues shares of its common stock at a price below
$0.082,
the conversion price of the Series B Preferred Stock will be reduced to the price of such issuance. HSPL and any subsequent holders of the Series B Preferred Stock are prohibited from converting the Series B Preferred Stock into more than
9.99%
of the Company’s then outstanding number of shares of common stock after giving effect to such conversion.  The shares of Series B Preferred Stock were issued in reliance upon an exemption from registration provided by Section
4
(a)(
2
) of the Securities Act. The shares of common stock underlying the Series B Preferred Stock are subject to being issued without restrictive legend pursuant to Section
3
(a)(
9
) of the Securities Act, subject to various conditions and limitations.

On
May 2, 2018,
HSPL elected to convert
500
shares of its
1,854
shares of Series B Preferred Stock into
4,166,667
shares of the Company’s common stock. The
4,166,667
shares of common stock converted under the Series B Preferred Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
September 7, 2018,
the Company repurchased
1,354
shares of the Company’s Series B Preferred Stock from HSPL for a per share purchase price of
$270.83,
or an aggregate purchase price of
$366,707.
The repurchased shares represented all of the outstanding shares of the Series B Preferred Stock and, following the transaction, the Company has no
Preferred Stock outstanding in any class. Pursuant to the terms of the Series B Preferred Stock, the repurchased shares were convertible into
11,283,333
shares of the Company’s common stock.   The repurchase purchase price represents a per share common stock purchase price of
$0.0325,
if conversion had occurred.

During the year ended
December 31, 2018
and
2017,
amortization of the debt discount related to the Senior Secured Convertible Debentures was
$187,876
and
$1,404,254,
respectively. During the year ended
December 31, 2018
and
2017,
amortization of the original issue discount related to the Senior Secured Convertible Debentures was
$51,230
and
$341,577,
respectively. As a result of the
2017
Amendment Agreement, the Company recorded a loss of
$830,001
related to the debt original debt extinguishment for the year ended
December 31, 2017.

Senior secured convertible debenture payable as of
December 31, 2018
and
2017
were comprised of the following:

	December 31, 2018	December 31, 2017
Principal balance outstanding	$-	$2,160,000
Less:
Debt discount – beneficial conversion feature	-	(657,564)
Debt discount – original issue discount	-	(179,304)
Debt discount – financing costs	-	(6,250)
Principal balance outstanding, net	-	1,316,882
Less current portion	-	1,316,882
Long term portion	-	-